Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions Disclosure
26. Related Party Transactions:
The Company maintains certain policies and procedures for the review, approval and ratification of related party transactions to ensure that all transactions with selected parties are fair, reasonable and in the Company’s best interests. All significant relationships and transactions are separately identified by management if they meet the definition of a related party or a related party transaction. Related party transactions include transactions that occurred during the year, or are currently proposed, in which the Company was or will be a participant, and for which any related person had or will have a direct or indirect material interest. All related party transactions are reviewed, approved and documented by the appropriate level of the Company’s management in accordance with these policies and procedures.
Joint Venture Agreement
The Company entered into a joint venture agreement (the “ZI Partnership Agreement”) in 1988 with Shell Catalysts & Technologies, an affiliate of Royal Dutch Shell plc, to form Zeolyst International, a 50/50 joint venture partnership (the “Partnership”). Under the terms of the ZI Partnership Agreement, the Partnership leases certain land used in its Kansas City production facilities from PQ Corporation. This lease, which has been recorded as an operating lease, provided for rental payments to the Company of $310, $305 and $295 during the years ended December 31, 2020, 2019 and 2018, respectively. The terms of this lease are evergreen as long as the ZI Partnership Agreement is in place. The Partnership recognized sales to the Company’s former Performance Materials business of $861, $803 and $645 during the years ended December 31, 2020, 2019 and 2018, respectively.
The Partnership purchases certain of its raw materials from the Company and is charged for various manufacturing costs incurred at the Company’s Kansas City production facility. The amount of these costs charged to the Partnership were $16,065, $19,976 and $16,869 for the years ended December 31, 2020, 2019 and 2018, respectively. Certain administrative, marketing, engineering, management-related, and research and development services are provided to the Partnership by the Company. During the years ended December 31, 2020, 2019 and 2018, the Partnership was charged $12,229, $12,871 and $12,727, respectively, for these services. In addition, the Partnership was charged certain product demonstration costs of $1,853, $2,204 and $1,768 during the years ended December 31, 2020, 2019 and 2018, respectively. These charges to the Partnership are recorded as reductions in either cost of goods sold or selling, general and administrative expenses in the consolidated statements of income, depending on the nature of the expenditures.
Other
From time to time, the Company makes sales to and purchases raw materials from portfolio companies of funds that are affiliated with CCMP and companies that are affiliated with INEOS Capital Partners. The Company had sales of $11,212, $4,154 and $5,664 to companies affiliated with INEOS Capital Partners during the years ended December 31, 2020, 2019, and December 31, 2018 respectively. The Company did not purchase raw materials from companies affiliated with INEOS Capital Partners during the years ended December 31, 2020, 2019, and December 31, 2018 respectively.